Costs - Average number of employees (Details) - employee	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiaries
Costs
Average number of employees	31,332	31,048	31,136
Subsidiaries | Senior Managers
Costs
Average number of employees	966	993	1,014
Subsidiaries | Junior Managers
Costs
Average number of employees	9,143	9,280	9,267
Subsidiaries | Employees
Costs
Average number of employees	15,747	15,995	15,945
Subsidiaries | Workers
Costs
Average number of employees	5,476	4,780	4,910
Joint operations
Costs
Average number of employees	760	726	741
Joint operations | Senior Managers
Costs
Average number of employees	18	17	16
Joint operations | Junior Managers
Costs
Average number of employees	78	73	77
Joint operations | Employees
Costs
Average number of employees	380	349	361
Joint operations | Workers
Costs
Average number of employees	284	287	287